Warrants (Details) - USD ($)				1 Months Ended	12 Months Ended
	Apr. 09, 2021	Apr. 07, 2021	Jan. 06, 2021	Jan. 30, 2021	Dec. 31, 2021
Warrants (Details) [Line Items]
Warrants exercisable per share	$ 0.012	$ 0.006	$ 0.006	$ 0.0003
Granite Global Investment Ltd [Member]
Warrants (Details) [Line Items]
Warrants issued	10,000,000	36,500,000	35,000,000	120,000,000
Terms of warrants	5 years	5 years	5 years	5 years
Warrants recorded equity amount	$ 72,217	$ 34,505		$ 33,652	$ 24,440